Document and Entity Information	Jul. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 10, 2023
Entity Registrant Name	Sixth Street Specialty Lending, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36364
Entity Tax Identification Number	27-3380000
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	621-3001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TSLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Items 5.02, 5.03 and 9.01 of the Current Report on Form 8-K filed on July 14, 2023 (the “Original Form 8-K”) solely to correct a clerical error in listing the date of P. Emery Covington’s appointment and the as-of date of the bylaws as June 10, 2023, when the correct date was July 10, 2023. No other changes have been made to the Original Form 8-K.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001508655